Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.1%
		Communication Services—1.2%
8,068	[2]	Echostar Holding Corp.	$ 262,936
20,791	[2]	Frontier Communications Parent, Inc.	763,861
10,097		Iridium Communications, Inc.	246,973
15,148		New York Times Co., Class A	786,030
3,439		Nexstar Media Group, Inc., Class A	643,471
13,619		Warner Music Group Corp.	398,492
24,257	[2]	ZoomInfo Technologies, Inc.	262,703
		TOTAL	3,364,466
		Consumer Discretionary—12.5%
4,447	[2]	Abercrombie & Fitch Co., Class A	427,001
24,465		Aramark	1,041,230
6,639		Autoliv, Inc.	740,580
2,323	[2]	AutoNation, Inc.	447,503
24,662		Bath & Body Works, Inc.	714,212
7,437		Boyd Gaming Corp.	631,401
6,132		Brunswick Corp.	357,434
5,299	[2]	Burlington Stores, Inc.	1,446,415
11,007	[2]	Capri Holdings Ltd.	200,217
7,666	[2]	Cava Group, Inc.	674,685
23,589	[2]	Chewy, Inc.	865,716
2,064	[3]	Choice Hotels International, Inc.	263,593
6,743		Churchill Downs, Inc.	721,771
2,862		Columbia Sportswear Co.	161,903
6,555	[2]	Crocs, Inc.	653,730
4,514		Dick’s Sporting Goods, Inc.	954,756
3,941	[2]	Duolingo, Inc.	1,365,754
5,140	[2]	Five Below, Inc.	701,713
10,045	[2]	Floor & Decor Holdings, Inc.	769,849
37,998	[2]	GameStop Corp.	853,055
20,742		Gap (The), Inc.	403,639
20,986		Gentex Corp.	554,450
14,097	[2]	Goodyear Tire & Rubber Co.	144,917
455		Graham Holdings Co.	434,152
3,313	[2]	Grand Canyon Education, Inc.	558,671
12,498		H&R Block, Inc.	679,141
15,862		Harley-Davidson, Inc.	385,922
5,391	[2]	Hilton Grand Vacations, Inc.	241,625
2,918		Hyatt Hotels Corp.	411,350
4,086		KB HOME	225,792
4,991		Lear Corp.	470,601
7,877	[2]	Light & Wonder International, Inc.	758,713
2,430		Lithia Motors, Inc.	699,840
26,005		Macy’s, Inc.	328,443
2,966		Marriott Vacations Worldwide Corp.	220,878
30,143	[2]	Mattel, Inc.	512,732
1,679		Murphy USA, Inc.	608,604
5,732	[2]	Ollie’s Bargain Outlet Holdings, Inc.	783,163

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,730		Penske Automotive Group, Inc.	$ 289,619
7,828	[2]	Planet Fitness, Inc.	854,739
4,931		Polaris, Inc., Class A	260,899
4,480		PVH Corp.	328,922
1,137	[2]	RH	233,790
13,289		Service Corp. International	1,014,084
10,046	[2]	Skechers USA, Inc., Class A	635,410
21,311		Somnigroup International, Inc.	1,542,490
9,370	[2]	Taylor Morrison Home Corp.	555,454
6,193		Texas Roadhouse, Inc.	1,146,510
3,394		The Wendy’s Co.	33,431
4,967	[3]	Thor Industries, Inc.	451,947
9,283		Toll Brothers Finance Corp.	1,098,736
2,653	[2]	TopBuild Corp.	982,751
6,200		Travel + Leisure Co.	367,350
6,918	[2]	Under Armour, Inc., Class A	45,936
681	[2]	Under Armour, Inc., Class C	4,290
30,912		V.F. Corp.	362,289
2,634		Vail Resorts, Inc.	395,785
11,866	[2]	Valvoline, Inc.	418,277
2,545	[2]	Visteon Corp.	282,877
5,191	[3]	Whirlpool Corp.	431,061
2,228		Wingstop, Inc.	840,714
7,188		Wyndham Hotels & Resorts, Inc.	618,168
11,413	[2]	YETI Holdings, Inc.	419,314
		TOTAL	36,029,994
		Consumer Staples—5.0%
37,623		Albertsons Cos., Inc.	723,114
11,855	[2]	Bellring Brands, Inc.	647,046
11,107	[2]	BJ’s Wholesale Club Holdings, Inc.	1,176,231
3,465		Casey’s General Stores, Inc.	1,802,250
11,678	[2]	Celsius Holdings, Inc.	529,481
5,472		Coca-Cola Bottling Co.	611,496
34,201	[2]	Coty, Inc., Class A	165,875
14,764	[2]	Darling Ingredients, Inc.	478,058
5,265	[2]	elf Beauty, Inc.	638,065
18,330		Flowers Foods, Inc.	290,531
6,969		Ingredion, Inc.	916,702
18,398	[2]	Maplebear, Inc.	882,552
14,571	[2]	Performance Food Group Co.	1,462,928
3,763		Pilgrim’s Pride Corp.	178,329
4,213	[2]	Post Holdings, Inc.	445,778
9,135	[2]	Sprouts Farmers Market, Inc.	1,384,318
769	[2]	The Boston Beer Co., Inc., Class A	159,245
1,020		The Marzetti Co.	181,315
21,597	[2]	US Foods Holding Corp.	1,799,678
		TOTAL	14,472,992
		Energy—3.4%
38,604		Antero Midstream Corp.	708,383
27,249	[2]	Antero Resources Corp.	951,808
5,392		Chord Energy Corp.	594,899
7,951		Civitas Resources, Inc.	241,392

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
13,510	[2]	CNX Resources Corp.	$ 409,488
10,739		DT Midstream, Inc.	1,103,217
11,762		HF Sinclair Corp.	516,822
10,870		Matador Resources Co.	542,196
12,523		Murphy Oil Corp.	310,696
35,076		NOV, Inc.	441,256
27,460		Ovintiv, Inc.	1,130,803
6,284		PBF Energy, Inc.	142,018
59,535		Permian Resources Corp.	843,016
22,309		Range Resources Corp.	819,187
6,104	[2]	Valaris Ltd.	296,838
9,001		Viper Energy Partners LP	338,978
6,773		Weatherford International PLC	383,013
		TOTAL	9,774,010
		Financials—17.4%
2,654		Affiliated Managers Group, Inc.	556,995
25,808		Ally Financial, Inc.	976,833
6,705		American Financial Group, Inc.	837,455
56,486		Annaly Capital Management, Inc.	1,148,360
15,248		Associated Banc-Corp.	377,236
9,863		Bank OZK	486,246
7,604	[2]	Brighthouse Financial, Inc.	363,851
17,399		Cadence Bank	606,355
19,891		Carlyle Group LP/The	1,206,588
9,255		CNO Financial Group, Inc.	340,954
19,623		Columbia Banking Systems, Inc.	467,027
9,901		Comerica, Inc.	669,011
11,335		Commerce Bancshares, Inc.	693,702
6,001		Cullen Frost Bankers, Inc.	764,587
11,455		East West Bancorp, Inc.	1,148,364
28,369		Equitable Holdings, Inc.	1,456,748
9,466		Essent Group Ltd.	530,001
3,795	[2]	Euronet Worldwide, Inc.	368,798
3,356		Evercore, Inc., Class A	1,010,626
7,592		Federated Hermes, Inc.	376,335
24,356		Fidelity National Financial, Inc.	1,374,409
9,606		First American Financial Corp.	576,840
8,254		First Financial Bankshares, Inc.	285,753
54,125		First Horizon Corp.	1,180,466
3,603		FirstCash Holdings, Inc.	480,244
16,735		Flagstar Financial, Inc.	188,938
33,589		FNB Corp. (PA)	514,584
14,316		Glacier Bancorp, Inc.	627,470
3,081		Hamilton Lane, Inc.	469,236
7,995		Hancock Whitney Corp.	477,461
3,353		Hanover Insurance Group, Inc.	575,475
17,143		Home Bancshares, Inc.	482,747
5,021		Houlihan Lokey, Inc.	957,304
38,174		Interactive Brokers Group, Inc., Class A	2,502,687
4,989		International Bancshares Corp.	340,150
15,373		Janus Henderson Group PLC	665,651
12,728		Jefferies Financial Group, Inc.	733,897

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
5,616		Kemper Corp.	$ 345,889
1,781		Kinsale Capital Group, Inc.	784,869
22,165		MGIC Investment Corp.	574,074
2,048		Morningstar, Inc.	566,190
30,390		Old National Bancorp	641,533
24,799		Old Republic International Corp.	896,980
7,176		Pinnacle Financial Partners, Inc.	630,699
3,067		Primerica, Inc.	814,687
8,895		Prosperity Bancshares, Inc.	592,585
6,169		Reinsurance Group of America, Inc.	1,187,224
4,542		RenaissanceRe Holdings Ltd.	1,107,067
5,948		RLI Corp.	392,509
8,067		Ryan Specialty Group Holdings, Inc.	493,620
10,420		SEI Investments Co.	918,210
5,673		Selective Insurance Group, Inc.	442,324
4,859	[2]	Shift4 Payments, Inc.	500,477
23,759		SLM Corp.	755,536
9,190		South State Corp.	865,422
30,104		Starwood Property Trust, Inc.	585,824
9,590		Stifel Financial Corp.	1,094,411
12,977		Synovus Financial Corp.	613,034
2,540	[2]	Texas Capital Bancshares, Inc.	213,284
5,334		UMB Financial Corp.	586,687
13,230		United Bankshares, Inc.	469,930
16,660		Unum Group	1,196,355
44,463		Valley National Bancorp	412,172
10,975		VOYA Financial, Inc.	768,250
18,268		Webster Financial Corp. Waterbury	1,053,150
12,002		Western Alliance Bancorp	930,875
46,513		Western Union Co.	374,430
3,197	[2]	WEX, Inc.	542,467
6,248		Wintrust Financial Corp.	799,619
16,510		Zions Bancorporation, N.A.	885,266
		TOTAL	49,855,033
		Health Care—8.1%
5,572	[2]	Acadia Healthcare Co., Inc.	121,302
3,057	[2]	Amedisys, Inc.	301,420
63,613	[2]	Avantor, Inc.	854,959
17,903	[2]	BioMarin Pharmaceutical, Inc.	1,035,689
2,306	[2]	Bio-Rad Laboratories, Inc., Class A	557,937
10,326		Bruker Corp.	396,828
1,366		Chemed Corp.	563,202
7,111	[2]	Cytokinetics, Inc.	267,658
18,604		Dentsply Sirona, Inc.	266,223
14,779	[2]	Doximity, Inc.	868,266
9,410		Encompass Health Corp.	1,036,135
5,328		Ensign Group, Inc.	799,200
22,923	[2]	Envista Holdings Corp.	433,016
28,702	[2]	Exelixis, Inc.	1,039,586
10,544	[2]	Globus Medical, Inc.	554,931
2,803	[2]	Haemonetics Corp.	207,534
11,503	[2]	Halozyme Therapeutics, Inc.	689,835

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
9,383	[2]	HealthEquity Inc.	$ 910,151
16,457	[2]	Hims & Hers Health, Inc.	1,089,124
16,242	[2]	Illumina, Inc.	1,668,216
5,754	[2]	Jazz Pharmaceuticals PLC	659,581
6,459	[2]	Lantheus Holdings, Inc.	459,816
5,090	[2]	Livanova PLC	214,747
4,201	[2]	Masimo Corp.	646,072
2,200	[2]	Medpace Holdings, Inc.	939,840
9,239	[2]	Neurocrine Biosciences, Inc.	1,184,717
15,286	[2]	Option Care Health, Inc.	448,644
3,615	[2]	Penumbra, Inc.	911,956
12,834		Perrigo Co. PLC	342,283
4,878	[2]	Repligen Corp.	571,067
27,749	[2]	Roivant Sciences Ltd.	315,229
9,174	[2]	Sarepta Therapeutics, Inc.	150,637
14,309	[2]	Sotera Health Topco, Inc.	164,410
8,671	[2]	Tenet Healthcare Corp.	1,398,459
4,211	[2]	United Therapeutics Corp.	1,156,762
		TOTAL	23,225,432
		Industrials—22.9%
4,463		Aaon, Inc.	372,660
2,857		Acuity, Inc.	889,527
6,591		Advanced Drainage System, Inc.	756,317
12,351		AECOM	1,392,452
2,970	[2]	Aerovironment, Inc.	794,891
5,779		AGCO Corp.	681,749
11,332	[2]	Alaska Air Group, Inc.	600,143
61,567	[2]	American Airlines Group, Inc.	707,405
34,114	[2]	APi Group Corp.	1,230,492
3,555		Applied Industrial Technologies, Inc.	965,182
13,169	[2]	ATI, Inc.	1,013,223
2,360	[2]	Avis Budget Group, Inc.	401,766
8,529		BWX Technologies, Inc.	1,295,811
2,053	[2]	CACI International, Inc., Class A	945,550
4,029		Carlisle Cos., Inc.	1,429,127
4,195	[2]	Chart Industries, Inc.	834,092
4,702	[2]	Clean Harbors, Inc.	1,108,779
91,954		CNH Industrial NV	1,191,724
3,286		Comfort Systems USA, Inc.	2,311,044
4,294		Concentrix Corp.	223,159
15,328	[2]	Core & Main, Inc.	975,474
4,562		Crane Co.	893,103
3,804		Curtiss-Wright Corp.	1,864,797
11,157		Donaldson Co., Inc.	802,969
4,395		Emcor Group, Inc.	2,757,819
2,100		EnerSys, Inc.	193,977
6,438		Esab Corp.	863,786
18,111	[2]	Exlservice Holding, Inc.	786,561
4,738		Exponent, Inc.	326,732
12,204		Flowserve Corp.	683,912
12,731	[2]	Fluor Corp.	722,739
11,227		Fortune Brands Innovations, Inc.	612,321

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,325	[2]	FTI Consulting, Inc.	$ 386,764
2,471		GATX Corp.	377,297
15,019		Genpact Ltd.	661,587
17,164		Graco, Inc.	1,441,433
7,592	[2]	GXO Logistics, Inc.	377,398
7,507		Hexcel Corp.	449,744
1,142		Insperity, Inc.	68,040
7,347		ITT Corp.	1,248,696
12,111		KBR, Inc.	566,068
5,237	[2]	Kirby Corp.	499,138
15,128		Knight-Swift Transportation Holdings, Inc.	642,940
3,262		Landstar System, Inc.	435,053
5,211		Lincoln Electric Holdings, Inc.	1,268,878
999		Manpower, Inc.	41,209
6,526	[2]	Mastec, Inc.	1,234,784
5,260		Maximus, Inc.	388,504
4,993	[2]	Middleby Corp.	724,984
3,669		MSA Safety, Inc.	652,605
4,161		MSC Industrial Direct Co., Inc.	360,426
10,329		Mueller Industries, Inc.	881,787
11,172	[2]	NEXTracker, Inc.	650,881
15,369		nVent Electric PLC	1,205,237
4,804		Oshkosh Corp.	607,850
8,952		Owens Corning, Inc.	1,248,177
4,390	[2]	Parsons Corp.	325,738
4,770	[2]	Paylocity Corp.	881,878
18,551		RB Global, Inc.	2,008,331
2,926	[2]	RBC Bearings, Inc.	1,133,357
6,193		Regal Rexnord Corp.	946,786
4,732		Ryder System, Inc.	840,924
2,026	[2]	Saia, Inc.	612,338
4,403		Science Applications International Corp.	490,846
13,656		Sensata Technologies Holdings PLC	420,059
3,039		Simpson Manufacturing Co., Inc.	545,288
6,124		Terex Corp.	311,467
24,599		Tetra Tech, Inc.	903,767
3,921		The Brink’s Co.	342,460
5,943		Timken Co.	452,203
9,318		Toro Co.	691,861
7,942	[2]	Trex Co., Inc.	510,194
5,638		UFP Industries, Inc.	552,524
2,286		Valmont Industries, Inc.	831,990
2,944		Watsco, Inc.	1,327,391
3,108		Watts Industries, Inc., Class A	815,291
4,146		WESCO International, Inc.	858,056
5,555		Woodward, Inc.	1,428,079
10,998	[2]	XPO, Inc.	1,322,949
		TOTAL	65,602,540
		Information Technology—11.3%
12,204	[2]	Allegro MicroSystems, Inc.	383,328
1,243	[2]	Ambiq Micro, Inc.	54,505
10,609		Amkor Technology, Inc.	239,339

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,561	[2]	AppFolio, Inc.	$ 417,380
4,843	[2]	Arrow Electronics, Inc.	561,788
4,089	[2]	ASGN, Inc.	205,022
10,422		Avnet, Inc.	551,741
4,894		Belden, Inc.	605,143
5,751	[2]	Bill.Com Holdings, Inc.	246,430
3,518	[2]	Blackbaud, Inc.	237,183
13,270	[2]	Ciena Corp.	1,231,987
6,228	[2]	Cirrus Logic, Inc.	627,222
15,671		Cognex Corp.	638,907
14,511	[2]	Coherent Corp.	1,561,384
4,119	[2]	Commvault Systems, Inc.	782,404
4,605		Crane NXT Co.	273,261
20,660	[2]	DocuSign, Inc.	1,562,722
5,732		Dolby Laboratories, Class A	431,849
22,983	[2]	Dropbox, Inc.	624,448
27,988	[2]	Dynatrace Holdings LLC	1,472,449
12,400		Entegris, Inc.	972,904
2,847	[2]	Fabrinet	921,659
35,763	[2]	Flex Ltd.	1,783,501
7,830	[2]	Guidewire Software, Inc.	1,771,303
2,462	[2]	IPG Photonics Corp.	184,379
21,723	[2]	Kyndryl Holdings, Inc.	820,478
12,837	[2]	Lattice Semiconductor Corp.	639,668
2,307		Littelfuse, Inc.	593,660
4,985	[2]	Lumentum Holdings, Inc.	548,749
6,539	[2]	MA-COM Technology Solutions Holdings, Inc.	896,758
5,668	[2]	Manhattan Associates, Inc.	1,245,033
6,261		MKS Inc.	595,922
3,358	[2]	Novanta, Inc.	413,101
16,940	[2]	Okta, Inc.	1,656,732
4,562	[2]	Onto Innovation, Inc.	432,249
8,308		Pegasystems, Inc.	487,763
2,809		Power Integrations, Inc.	136,293
31,512	[2]	Pure Storage, Inc.	1,875,594
2,428	[2]	Qualys, Inc.	323,094
10,027	[2]	Rambus, Inc.	741,296
3,041	[2]	Silicon Laboratories, Inc.	400,713
3,598	[2]	Synaptics, Inc.	225,595
5,912		TD SYNNEX Corp.	853,634
4,126		Universal Display Corp.	595,794
13,807		Vontier Corp.	572,576
		TOTAL	32,396,940
		Materials—5.1%
24,167		Alcoa Corp.	724,285
7,048		Aptargroup, Inc.	1,107,523
1,550		Ashland, Inc.	79,918
8,545		Avient Corp.	269,766
20,403	[2]	Axalta Coating Systems Ltd.	577,813
5,015		Cabot Corp.	361,983
4,647		Carpenter Technology Corp.	1,158,915
30,911	[2]	Cleveland-Cliffs, Inc.	325,184

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
13,244		Commercial Metals Corp.	$ 686,834
12,030		Crown Holdings, Inc.	1,195,301
3,108		Eagle Materials, Inc.	697,093
21,953		Graphic Packaging Holding Co.	490,869
2,437		Greif, Inc., Class A	154,579
5,289	[2]	Knife River Corp.	436,237
7,309		Louisiana-Pacific Corp.	660,807
908		Newmarket Corp.	623,796
10,748		Olin Corp.	203,567
4,909		Reliance, Inc.	1,424,248
6,144		Royal Gold, Inc.	930,324
11,989		RPM International, Inc.	1,407,628
4,041		Scotts Miracle-Gro Co.	253,209
7,591		Silgan Holdings, Inc.	353,209
9,207		Sonoco Products Co.	414,959
1,256		Westlake Corp.	99,601
		TOTAL	14,637,648
		Real Estate—6.4%
8,496		Agree Realty Corp.	609,163
29,667		American Homes 4 Rent	1,029,148
28,571		Brixmor Property Group, Inc.	746,560
15,135		COPT Defense Properties	412,883
15,675		Cousins Properties, Inc.	424,792
21,280		Cubesmart	828,005
4,895		EastGroup Properties, Inc.	799,060
9,413		EPR Properties	518,092
17,848		Equity Lifestyle Properties, Inc.	1,069,452
12,360		First Industrial Realty Trust, Inc.	602,179
25,656		Gaming and Leisure Properties, Inc.	1,169,400
32,806		Healthcare Realty Trust, Inc.	503,900
21,787		Independence Realty Trust, Inc.	365,368
4,432	[2]	Jones Lang LaSalle, Inc.	1,198,236
9,938		Kilroy Realty Corp.	366,315
26,365		Kite Realty Group Trust	579,503
8,212		Lamar Advertising Co.	1,003,917
10,594		National Storage Affiliates Trust	312,099
17,546		NNN REIT, Inc.	723,948
23,444		Omega Healthcare Investors, Inc.	911,972
5,692		Park Hotels & Resorts, Inc.	60,677
6,677		PotlatchDeltic Corp.	273,023
7,243		Rayonier, Inc.	168,834
18,442		Rexford Industrial Realty, Inc.	673,686
22,212		Sabra Health Care REIT, Inc.	400,482
17,421		STAG Industrial, Inc.	598,063
18,851		Vornado Realty Trust, LP	724,255
20,442		WP Carey, Inc.	1,311,559
		TOTAL	18,384,571
		Utilities—2.8%
5,405		Allete, Inc.	356,352
6,769		Black Hills Corp.	391,113
20,542		Essential Utilities, Inc.	755,945
3,880		Idacorp, Inc.	486,280

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
9,982		National Fuel Gas Co.	$ 866,338
9,370		New Jersey Resources Corp.	430,177
5,730		Northwestern Energy Group, Inc.	307,701
18,795		OGE Energy Corp.	853,669
5,595		ONE Gas, Inc.	406,756
5,380		Ormat Technologies, Inc.	481,026
10,223		Portland General Electric Co.	420,370
7,427		Southwest Gas Holdings, Inc.	580,346
5,509		Spire, Inc.	410,255
6,314		TXNM Energy, Inc.	358,572
23,652		UGI Corp.	855,729
		TOTAL	7,960,629
		TOTAL COMMON STOCKS (IDENTIFIED COST $164,715,748)	275,704,255
		INVESTMENT COMPANY—4.0%
11,651,633		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[4] (IDENTIFIED COST $11,651,633)	11,651,633
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $176,367,381)	287,355,888
		OTHER ASSETS AND LIABILITIES - NET—(0.1%)[5]	(398,897)
		NET ASSETS—100%	$286,956,991
At July 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MidCap 400 E-Mini Index	36	$11,394,360	September 2025	$463,246
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Manager or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended July 31, 2025, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 10/31/2024	$339,058	$6,288,306	$6,627,364
Purchases at Cost	$—	$66,477,376	$66,477,376
Proceeds from Sales	$(35,059)	$(61,114,049)	$(61,149,108)
Change in Unrealized Appreciation/Depreciation	$54,614	$—	$54,614
Net Realized Gain/(Loss)	$17,722	$—	$17,722
Value as of 7/31/2025	$376,335	$11,651,633	$12,027,968
Shares Held as of 7/31/2025	7,592	11,651,633	11,659,225
Dividend Income	$7,554	$353,995	$361,549

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $11,394,360 at July 31, 2025, which represents 4.0% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.1%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$1,031,741	$1,054,128

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust